Supplement Dated January 25, 2013
To The Summary Prospectus Dated April 30, 2012

Supplement Dated January 25, 2013
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Franklin Templeton Income Fund, in the section entitled “Portfolio Managers,” please delete Charles B. Johnson.

In the prospectus for the JNL/Franklin Templeton Income Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the second bullet for Charles B. Johnson.

This supplement is dated January 25, 2013.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, JMV8799 06/12, JMV9476L 09/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, JMV8799NY 06/12, JMV9476LNY 09/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC6016H 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, NV3784 04/12, VC5825 04/12, VC5825H 04/12, VC5885 04/12, VC5885H 04/12, VC5884 04/12, VC5884H 04/12, NV5825 04/12, HR105 04/12 and VC2440 04/12.)

CMX10521 01/13

Supplement Dated January 25, 2013
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 115, please remove the table for Charles B. Johnson in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” for the JNL/Franklin Templeton Income Fund.

On page 117, please remove the Charles B. Johnson from the table in the section entitled “Securities Ownership of Portfolio Managers for the JNL/Franklin Templeton Income Fund.”

This Supplement is dated January 25, 2013.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX10522 01/13